Property and Equipment - Summary of Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 131,946	$ 154,918
Accumulated depreciation and amortization	77,201	81,303
Net book value	54,745	73,615
Assets Under Capital Lease, Net [Member]
Property, Plant and Equipment [Line Items]
Cost	46,030	52,059
Accumulated depreciation and amortization	5,424	2,946
Net book value	40,606	49,113
Information Systems, Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Cost	56,054	60,660
Accumulated depreciation and amortization	48,741	49,197
Net book value	7,313	11,463
Assembly Equipment, Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Cost	28,780	38,234
Accumulated depreciation and amortization	23,036	29,160
Net book value	5,744	9,074
Assets Under Construction [Member]
Property, Plant and Equipment [Line Items]
Cost	1,082	3,965
Net book value	$ 1,082	$ 3,965